Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Research and development	$ 46,596	$ 19,690	$ 72,255	$ 37,586	$ 76,759	$ 58,320	$ 52,885